Convertible Note Liability (Tables)	12 Months Ended
Mar. 31, 2026
Convertible Note Liability [Abstract]
Schedule of Using the Black-Scholes Pricing Model	The warrants were valued at $42,528 using the Black-Scholes pricing model with the following assumptions:
Warrant Inputs at August 20, 2024
Share price	$1,953.90
Expected dividend yield	Nil
Exercise price	$1,867.97
Risk-free interest rate	3.93%
Expected life	2.00
Expected volatility	17.7%
Expiry date	August 20, 2026